Employee Benefits Expense - Summary of Employee Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ (438,205)	$ (390,791)	$ (482,009)
Post-employment benefit expense	(11,002)		(16,031)
Post-employment benefit expense		71,841
Social security and other contributions	(238,993)	(219,754)	(286,459)
Other employee expenses	(41,702)	(26,342)	(25,254)
Total Employee Benefits Expenses	$ (729,902)	$ (565,046)	$ (809,753)